Europa Trade Agency Ltd.                                     tel +1-604-801-6110
3715 West 14th Avenue                                        fax +1-604-801-6455
Vancouver, BC, Canada                                  www.europatradeagents.com
V6R 2W8

--------------------------------------------------------------------------------


October 26, 2004

United States Securities and Exchange Commission
Office of Small Business Operations
Division of Corporate Finance
Mail Stop 0308
450 5th Street N.W.
Washington, D.C. 20549

Attention:   H. Christopher Owings, Assistant Director

     Re:  Europa Trade Agency Ltd.
          ------------------------
          Registration Statement on Form SB-2
          -----------------------------------
          Commission File No. 333-118808
          ------------------------------

Dear Mr. Owings:

We have received and read your letter dated October 1, 2004, regarding the Registration Statement on Form SB-2 filed by Europa Trade Agency Ltd., a Nevada corporation. The purpose of this letter is to respond, in writing, to the comments specified in that letter. Please note, the responses in this letter are numbered in such a manner as to correspond to the comments in that letter. Accordingly, please be informed as follows.

     1. Please note, on the facing page of the Form SB-2, a sentence has been added indicating that the securities are being offered on a delayed or continuous basis pursuant to Rule 415.

     2. We have eliminated the references to the various websites identified throughout that registration statement.

     3. Although we did not grant to any shareholder any registration rights in connection with that shareholder's ownership of our common shares, we have determined it is in the best interests of our shareholders that their shares be registered for sale, transfer, or other disposition. Additionally, we have determined that a significant majority of those shareholders could not afford to pay their respective percentages of those fees and expenses and that it is in



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 2


          the best interests of those shareholders that we pay the fees and expenses related to such registration.

     4. Please note, we have disclosed on the Prospectus cover page our intention to apply to participate in the Over-the-Counter Bulletin Board electronic quotation service.

     5. Please note, we have disclosed on the Prospectus cover page the manner in which the securities will be sold, in accordance with provisions of
          Item 501(a)(9) Regulation SB.

     6. We do not intend to use the Prospectus before the effective date of the Registration Statement.

     7. Please note, we have included on the cover page of the Prospectus a disclosure specifying that the selling shareholders will sell at a price of $0.09 per share until the prices of our shares are quoted on the Over-the-Counter Bulletin Board and thereafter at prevailing market prices or privately negotiated prices.

     8. We have specified on the cover page of the Prospectus and, again, in the offering section of the "Summary" that we are registering all of the 1,010,000 common shares for and on behalf of the selling shareholders and, additionally, that we will not receive any proceeds from the sale of the securities.

     9. Please note, we have eliminated defined terms from the Registration Statement.

     10. Please note, we revised the "Summary" portion of the Prospectus to indicate that we were reincorporated in Nevada on May 26, 2004.

     11. Please note, we have amended the "Summary" portion of the Prospectus to specify that we are currently receiving revenue solely from the sale of the Golf Nutrition System snack bars. Additionally, we have disclosed that we have received only minimal revenue to date and only from the sale of those snack bars.

     12. Please note, we have amended the "Summary" portion of the Prospectus by deleting reference to the publications. Please also see our answers to #39 and #40.



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 3


     13. Please note, we have amended the "Summary" portion of the Prospectus to clarify what is meant by "represent". We have negotiated the right to market McKirdy's products to North American retailers at specified prices orally and have not yet signed a formal agreement.

     14. Please note, we have amended the "Summary" portion of the Prospectus to elaborate on the "exclusivity arrangement". It is a written agreement which grants us the exclusive right to market Scentmaster to Wal-mart Canada and Wal-mart USA.

     15. Please note, we have included in the "Summary" portion of the Prospectus our telephone number, which is 604.801.6110.

     16. Please note, we have revised "Terms of Offering" portion of the Prospectus to disclose that the selling shareholders will determine when and how they will sell their shares of our common stock. Also, please note, that we have disclosed that the selling shareholders will do so subject to compliance with applicable securities laws.

     17. Please note, we have included in the "Risk Factors" portion of the Prospectus information regarding the treatment of our common stock as "penny stock".

     18. Please note, we have included in the "Risk Factors" portion of the Prospectus the disclosure that as of July 31, 2004 we have derived revenue from one product, the Golf Nutrition System snack bar, and that total revenue derived from that product is $3,385.00.

     19. Please note, we have included in the "Risk Factors" portion of the Prospectus that we have little or no market share for the products that we are currently marketing.

     20. Please note, we have included in the "Risk Factors" portion of the Prospectus that sub-distributors will purchase products from us at preferential prices to sell and distribute in specified territories or to specified customers, or a combination thereof.

     21. Please note, we have included in the "Risk Factors" portion of the Prospectus, a disclosure that, other than agreements with Organic



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 4


          Milling, Kalamazoo Grill, and BugMaster, we do not currently have any long term agreements with those third parties upon which rely.

     22. Please note, we have included in the "Risk Factors" portion of the Prospectus the positions held by the persons identified therein and that we do not have any employees other than our officers and directors.

     23. Please note, we have specified in the "Risk Factors" section of the Prospectus that Thomas Lamb and Craig Lamb currently have effective control of the Company and will continue to have this control after the offering.

     24. Please note, we have included in the "Determination of Offering Price" portion of the Prospectus the manner in which the offering price of the shares was determined.

     25. Please note, we have included in the "Selling Security Holders" portion of the Prospectus the selling shareholder information as of October 10, 2004.

     26. Please note, we have revised the "Selling Security Holders" portion of the Prospectus to eliminate to "to our knowledge".

     27. Please note, we have included in the "Selling Security Holders" portion of the Prospectus that none of the selling stockholders are broker-dealers or affiliates of broker-dealers.

     28. Please note, we have amended the "Plan of Distribution" portion of the Prospectus to eliminate that the selling shareholders may sell some or all of their common stock through the writing of options on that common stock.

     29. Please note, we have amended the "Directors, Executive Officers, Promoters and Control Persons" portion of the Prospectus to indicate that such disclosure is as of October 10, 2004.

     30. Please note, we have amended the provision of the "Directors, Executive Officers, Promoters and Control Persons" portion of the Prospectus regarding the business experience of Daniel Turner and Rebecca Turner.

     31. Please note, we have revised the "Security Ownership of Certain Beneficial Owners and Management" portion of the Prospectus to



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 5


          indicate that the date of ownership is as of October 10, 2004 and eliminate that disclosure "known to us".

     32. Please note, we have confirmed the accuracy of the disclosure under the "Security Ownership of Certain Beneficial Owners and Management" portion of the Prospectus.

     33. Please note, we have expanded that portion of the Prospectus entitled "Disclosure Commission Position of Indemnification for Securities Act Liabilities" to describe with more specificity the indemnification provisions specified by the provisions of Nevada Revised Statutes and our other documents.

     34. Please note, we have amended that portion of the Prospectus entitled "Key Agreements and Developments" to specify the interest rate on the loan offered by Thomas Lamb.

     35. Please note, we have amended the provisions of that portion of the Prospectus entitled "Key Agreements and Developments" to specify the material terms of the material agreements identified in that portion and we have added a brief discussion of Rebecca Miller's compensation under her agreement.

     36. Please note, we have amended that portion of the Prospectus entitled "Key Agreements and Developments" to include the dates upon we expect distributing products under each such agreement. Additionally, we have amended the MD&A portion of the Prospectus to disclose if any of these agreements require us to make any financial commitments.

     37. Please note, we have amended that portion of the Prospectus entitled "Description of the Business" to specify that we do not receive significant revenue from those products. Moreover, please note, we have amended that portion of the Prospectus to quantify the revenue derived from the sales of gourmet grills, insect repellants, and snack bars.

     38. Please note, we have amended that portion of the Prospectus entitled "Description of the Products" to delete certain statements regarding the Kalamazoo Grill, and have elaborated regarding the selection by Harley-Davidson Motorcycles of the Kalamazoo Grill to be the exclusive



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 6


         manufacturer of the "Harley-Davidson Grill". For more information, please refer to www.kalamazoogrill.com and www.roadhousecollection.com.
                         ----------------------     ---------------------------

     39. Please note, we have amended that portion of the Prospectus entitled "Description of the Products" to delete many of the statistics we have cited. We will, over the next few months, work to procure consents from various publications to provide statistics in future disclosure statements. We are leaving certain statistics in the document that were provided to us by the manufacturers we represent.

     40. Please see #39, above. In addition, we have left in statistics obtained from the Hearth, Patio & Barbeque Association, as this is an industry association web-site, and we do not anticipate that consent would be required to disseminate this information. Similarly, we have left in selected statistics obtained from government agency websites and the like.

     41. Please note, we have amended that portion of the Prospectus entitled "Description of the Property" to specify that we are citing information from the Hearth, Patio & Barbeque Association, and we have also provided some background information.

     42. Please note, we have amended that portion of the Prospectus entitled "Current and Future Revenue Streams" to quantify the revenue derived from the sale of golf nutrition bars and we have clarified that we have had no sales of other products.

     43. Please note, we have amended that portion of the Prospectus entitled "Current and Future Revenue Streams" to update regarding our 2004 meeting with Wal-Mart.

     44. Please note, we have amended that portion of the Prospectus entitled "Results of Operations" to reflect that the $3,385 is from the sale of golf bars only.

     45. Please note, we have amended that portion of the Prospectus entitled "Selling, General and Administrative Expenses" to expand disclosure to specify the services that were provided in exchange for the professional fees.



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 7


     46. Please note, we have amended that portion of the Prospectus entitled "Internal and External Sources of Liquidity" to specify the amount drawn down from the credit facility and the interest rate on the amount borrowed and outstanding.

     47. Please note, we have amended that portion of the Prospectus entitled "Certain Relationships and Related Transactions" to include a discussion of said loan, including the interest rate associated with it.

     48. Please note, we have amended that portion of the Prospectus entitled "Certain Relationships and Related Transactions" to disclose that the terms of Rebecca Miller's independent contractor agreement are as beneficial to the company as could be obtained from unaffiliated third parties.

     49. Please note, we have amended that portion of the Prospectus entitled "Recent Sales of Unregistered Securities" to specify the names of the persons to whom those 2,000,000 shares of our common stock were issued and to indicate that the exemption upon which we relied was not
          Section 4(2) of the Securities Act of 1933; but, rather, Regulation S, as Thomas Lamb and Craig Lamb are not US persons.

     50.  Please  note,  the  Balance  Sheet  enclosed  with  the   Registration
          Statement has been amended to disclose separately the trade accounts payable for each period presented.

     51. Please note, in our Statement of Operations, the fair value of the management services provided to the company, estimated at $2,500.00 per month, commencing on February 1, 2004, for a total of $15,000.00, has been charged to operations for the period ending July 31, 2004, with a credit in that amount to additional paid in capital. Additionally, the fair value of the office and warehouse space provided to the company is estimated at $500.00 per month beginning on February 1, 2004. Accordingly, the amount of $3,000.00 for these services has been charged to operations for the period ending July 31, 2004, with a credit to additional paid in capital.

     52. Please note, Note 2(f) to the Financial Statements has been amended to indicate that revenue from sales is recognized when goods have been delivered to the customers.



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United States Securities and Exchange Commission
H. Christopher Owings
October 26, 2004
Page 8


     53. Please note, Note 2(g) to the Financial Statements has been amended to specify that we have not granted any stock options since the date of our incorporation.

     54. Please note, Note 4 of the Notes to Financial Statements has been amended to indicate the line item on our balance sheet that includes the amount due on the bank line of credit as of July 31, 2004.

     55. Please note, Note 5 to the Notes to Financial Statements has been amended to indicate that the fair value of management services provided by the officers of the company and the office space provided by the president are $15,000.00 and $3,000.00, respectively.

     56.  Please note, the opinion letter attached to the Registration Statement
          as  Exhibit  5.1  has  been   amended  to  eliminate   reliance   upon
          representations and warranties provided by our officers.

     57. Please note, the legal opinion attached as Exhibit 5.1 to the Registration Statement has been amended to eliminate the date to which that opinion speaks.

Hopefully, the information specified in this letter is completely responsive to the comments specified in your letter dated October 1, 2004. Of course, in the event you have additional questions or comments regarding this matter, please do not hesitate to contact the undersigned. Thank you.

Sincerely,
EUROPA TRADE AGENCY LTD.
------------------------

(Signed)

Thomas Lamb, President